BARCLAYS GLOBAL INVESTORS FUNDS, INC.

ASSET ALLOCATION FUND
BOND INDEX FUND
S&P 500 STOCK FUND

Supplement dated October 22, 2001
to the Prospectus dated May 1, 2001

The following information supplements and should be read in conjunction with the Prospectus for the funds listed above (each, a "Fund" and collectively, the "Funds").

On August 21, 2001, the Funds’ Board of Directors (the "Board") approved the proposals summarized below, subject to approval by the Funds’ shareholders at an annual meeting of shareholders scheduled to be held on November 16, 2001. Persons owning Fund shares as of the close of business on September 7, 2001 are eligible to vote on the proposals. Persons not owning Fund shares as of the close of business on September 7, 2001 are not eligible to vote and should review the proposals for informational purposes only.

Converting the Funds’ Investment Objectives from Fundamental to Non-Fundamental (Applicable to All Funds)

The Board approved a proposal to convert each Fund’s investment objective from fundamental to non-fundamental. If shareholders approve converting the Funds’ investment objectives from fundamental to non-fundamental, the Board would have the flexibility to reword the investment objectives in a way that more clearly explains the objective that a Fund is pursuing. The Board’s flexibility would also extend to changing the substance of the investment objective or the strategies being pursued.

In connection with the change of the Funds’ investment objectives from fundamental to non-fundamental, and as an example of the type of change that is most likely to occur from time to time, the Board has approved changing the wording of the investment objective of the S&P 500 Stock Fund, subject to approval of this proposal by shareholders of the Fund. If approved, the S&P 500 Stock Fund’s investment objective would be amended as follows:

	Current Investment Objective	Proposed Investment Objective
S&P 500 Stock Fund	The S&P 500 Stock Fund seeks to approximate as closely as practicable, before fees and expenses, the capitalization-weighted total rate of return of the S&P 500 Index.	The S&P 500 Stock Fund seeks to approximate as closely as practicable the capitalization-weighted total rate of return of the S&P 500 Index.

Changing the Benchmark Index that the Bond Index Fund Tracks by Changing the Investment Objective (Applicable to Bond Index Fund Only)

Currently, the Bond Index Fund investment objective sets forth the benchmark index that the Fund tracks as the Lehman Brothers Government/Credit Bond Index ("Government/Credit Bond Index"). Subject to shareholder approval, the Board has approved a proposal to change the Fund’s benchmark index to the Lehman Brothers Aggregate Bond Index ("Aggregate Bond Index") by changing the investment objective of the Fund. The proposed change to the Fund’s investment objective is shown in the following table:

	Current Investment Objective	Proposed Investment Objective
Bond Index Fund	The Bond Index Fund seeks to provide investment results that correspond to the total return performance of fixed-income securities in the aggregate, as represented by the Lehman Brothers Government/Credit Bond Index.	The Bond Index Fund seeks to provide investment results that correspond to the total return performance of fixed-income securities in the aggregate, as represented by the Lehman Brothers Aggregate Bond Index.

If this proposal is approved by shareholders, it is expected that the Bond Index Fund would reduce its investment in corporate bonds from approximately 41% to approximately 25% of its total assets (based on the composition of the Aggregate Bond Index as of March 31, 2001). The Fund would invest approximately 38% of its total assets in mortgaged-backed securities, asset-backed securities and commercial mortgage-backed securities, which are not components of the Government/Credit Bond Index. These securities are subject to additional risks besides interest rate risk and credit risk that are common to all types of bonds. These risks include prepayment risk and extension risk, either of which can reduce the rate of return on a portfolio.

BARCLAYS GLOBAL INVESTORS FUNDS, INC.

MONEY MARKET FUND

Supplement dated October 22, 2001
to the Prospectus dated May 1, 2001

The following information supplements and should be read in conjunction with the Prospectus for the Money Market Fund (the "Fund").

On August 21, 2001, the Fund’s Board of Directors (the "Board") approved the proposal summarized below, subject to approval by the Fund’s shareholders at an annual meeting of shareholders scheduled to be held on November 16, 2001. Persons owning Fund shares as of the close of business on September 7, 2001 are eligible to vote on the proposal. Persons not owning Fund shares as of the close of business on September 7, 2001 are not eligible to vote and should review the proposal for informational purposes only.

Converting the Fund’s Investment Objectives from Fundamental to Non-Fundamental

The Board approved a proposal to convert the Fund’s investment objective from fundamental to non-fundamental. If shareholders approve converting the Fund’s investment objectives from fundamental to non-fundamental, the Board would have the flexibility to reword the investment objectives in a way that more clearly explains the objective that the Fund is pursuing. The Board’s flexibility would also extend to changing the substance of the investment objective or the strategies being pursued. The Board currently does not anticipate any changes to the Fund’s investment objective.

BARCLAYS GLOBAL INVESTORS FUNDS, INC.

INSTITUTIONAL MONEY MARKET FUND

Distributor Shares and Institutional Shares

Supplement dated October 22, 2001
to the Prospectuses dated May 1, 2001

The following information supplements and should be read in conjunction with the Prospectuses for the Distributor Shares and Institutional Shares of the Institutional Money Market Fund (the "Fund").

On August 21, 2001, the Fund’s Board of Directors (the "Board") approved the proposal summarized below, subject to approval by the Fund’s shareholders at an annual meeting of shareholders scheduled to be held on November 16, 2001. Persons owning Fund shares as of the close of business on September 7, 2001 are eligible to vote on the proposal. Persons not owning Fund shares as of the close of business on September 7, 2001 are not eligible to vote and should review the proposal for informational purposes only.

Converting the Fund’s Investment Objectives from Fundamental to Non-Fundamental

The Board approved a proposal to convert the Fund’s investment objective from fundamental to non-fundamental. If shareholders approve converting the Fund’s investment objectives from fundamental to non-fundamental, the Board would have the flexibility to reword the investment objectives in a way that more clearly explains the objective that the Fund is pursuing. The Board’s flexibility would also extend to changing the substance of the investment objective or the strategies being pursued. The Board currently does not anticipate any changes to the Fund’s investment objective.

BARCLAYS GLOBAL INVESTORS FUNDS, INC.

LIFEPATH INCOME PORTFOLIO
LIFEPATH 2010 PORTFOLIO
LIFEPATH 2020 PORTFOLIO
LIFEPATH 2030 PORTFOLIO
LIFEPATH 2040 PORTFOLIO

Class I and Class R Shares

Supplement dated October 22, 2001
to the Prospectuses dated July 1, 2001

The following information supplements and should be read in conjunction with the Prospectuses for the Class I and Class R Shares of the portfolios listed above (each, a "Portfolio" and collectively, the "Portfolios").

On August 21, 2001, the Portfolios’ Board of Directors (the "Board") approved the proposals summarized below, subject to approval by the Portfolios’ shareholders at an annual meeting of shareholders scheduled to be held on November 16, 2001. Persons owning Portfolio shares as of the close of business on September 7, 2001 are eligible to vote on the proposals. Persons not owning Portfolio shares as of the close of business on September 7, 2001 are not eligible to vote and should review the proposals for informational purposes only.

Converting the Portfolios’ Investment Objectives from Fundamental to Non-Fundamental

The Board approved a proposal to convert each Portfolio’s investment objective from fundamental to non-fundamental. If shareholders approve converting the Portfolios’ investment objectives from fundamental to non-fundamental, the Board would have the flexibility to reword the investment objectives in a way that more clearly explains the objective that a Portfolio is pursuing. The Board’s flexibility would also extend to changing the substance of the investment objective or the strategies being pursued.

In connection with the change of the Portfolios’ investment objectives from fundamental to non-fundamental, and as an example of the type of change that is most likely to occur from time to time, the Board has approved changing the wording of the investment objective of the LifePath Income Portfolio, subject to approval of this proposal by shareholders of the Portfolio. If approved, the LifePath Income Portfolio’s investment objective would be amended as follows:

	Current Investment Objective	Proposed Investment Objective
LifePath Income Portfolio	The LifePath Income Portfolio is managed for investors in a feeder fund planning to retire (or begin to withdraw substantial portions of their investment) in the near future.	The LifePath Income Portfolio is managed for investors seeking income and moderate long-term growth of capital.

The Board currently does not anticipate any changes to the investment objectives of the other LifePath Portfolios.

Changing the Asset Allocation Model of the LifePath Portfolios to Increase the "Normal" Equity Allocation Percentage

Each LifePath Portfolio that has reached its time horizon normally invests a maximum of 20% of its assets in equity securities. The Board of Directors approved a change in the asset allocation model for the LifePath Portfolios that will increase the "normal" equity asset allocation percentage from 20% to approximately 35% for each LifePath Portfolio that has reached its time horizon. Although the Board is not required to obtain shareholder approval to institute this change, the Board decided to submit this change only to the shareholders of the LifePath Income and the LifePath 2010 Portfolios for approval because the proposed change represents a material increase in the equity exposure to, and risk characteristics of, these LifePath Portfolios. Equity risk is the risk that the price of equity securities in which a Portfolio invests may decline. Generally, there is greater price volatility with equity securities as compared to debt securities or money market instruments. This change will not be implemented for any LifePath Portfolio, however, unless shareholders of both the LifePath Income and the LifePath 2010 Portfolios approve it.

BARCLAYS GLOBAL INVESTORS FUNDS, INC.

ASSET ALLOCATION FUND
BOND INDEX FUND
S&P 500 STOCK FUND

Supplement dated October 22, 2001
to the Statement of Additional Information dated May 1, 2001

The following information supplements and should be read in conjunction with the Statement of Additional Information for the funds listed above (each, a "Fund" and collectively, the "Funds").

On August 21, 2001, the Board of Directors (the "Board") of Barclays Global Investors Funds, Inc. (the "Company") approved the proposals summarized below, subject to approval by the Funds’ shareholders at an annual meeting of shareholders scheduled to be held on November 16, 2001. Persons owning Fund shares as of the close of business on September 7, 2001 are eligible to vote on the proposals. Persons not owning Fund shares as of the close of business on September 7, 2001 are not eligible to vote and should review the proposals for informational purposes only.

The following proposals pertaining to the Asset Allocation, Bond Index and S&P 500 Stock Funds are being submitted for shareholder approval:

Election of Directors

For the election of Directors of the Company at the shareholder meeting, the Board has approved the nomination of Mary G. F. Bitterman, Jack S. Euphrat, R. Greg Feltus, W. Rodney Hughes, Lee T. Kranefuss, Richard K. Lyons and Leo Soong each to serve as Director until he or she resigns, retires or his or her successor is elected and qualified. Messrs. Euphrat, Feltus, Hughes and Soong are currently serving as Directors of the Company. Each has agreed to stand for reelection. Ms. Bitterman, Mr. Kranefuss and Mr. Lyons are being proposed for election as new Directors to fill existing vacancies, and are not presently serving as a Directors. The election of Ms. Bitterman and Messrs. Kranefuss and Lyons would expand the size of the Board from four to seven members.

Amending the Funds’ Fundamental Investment Policies And Converting Certain Others To Non-Fundamental Investment Policies

The Investment Company Act of 1940 (the "1940 Act") requires investment companies (such as the Company) to adopt certain specific investment policies or restrictions that can be changed only by shareholder vote. An investment company may also elect to designate other policies or restrictions that may be changed only by shareholder vote. Both types of policies and restrictions are often referred to as "fundamental policies."

The Board has authorized the submission to the Funds’ shareholders for their approval, and recommend that shareholders approve the amendment and/or reclassification of each Fund’s fundamental investment policies. The proposed amendments would: (i) simplify, streamline, and create more flexibility, as well as standardize the fundamental policies that are required to be stated under the 1940 Act; and (ii) reclassify as non-fundamental operating policies those fundamental policies that are not required to be fundamental under the 1940 Act. Although the proposed changes in the fundamental policies will allow the Funds greater flexibility to respond to future investment opportunities, the Board does not anticipate that the changes, individually or in the aggregate, will result in a material change in the level of investment risk associated with investment in the Funds or the manner in which the Funds are managed.

Redomiciling the Company as a Delaware Business Trust and Thereafter Dissolving the Maryland Corporation

The Board has approved a plan to redomicile the Company from a Maryland Corporation to a Delaware business trust, subject to approval by the Funds’ shareholders. The purpose of the redomiciling is to provide increased flexibility in the business structure of the Company. The Board believes that the Delaware business trust organizational form offers a number of advantages over the Maryland corporate organizational form. Assuming shareholders approve this proposal, the Company currently contemplates that the Company will redomicile by the end of December 2001.

BARCLAYS GLOBAL INVESTORS FUNDS, INC.

MONEY MARKET FUND

Supplement dated October 22, 2001
to the Statement of Additional Information dated May 1, 2001

The following information supplements and should be read in conjunction with the Statement of Additional Information for the Money Market Fund (the "Fund").

On August 21, 2001, the Board of Directors (the "Board") of Barclays Global Investors Funds, Inc. (the "Company") approved the proposals summarized below, subject to approval by the Fund’s shareholders at an annual meeting of shareholders scheduled to be held on November 16, 2001. Persons owning Fund shares as of the close of business on September 7, 2001 are eligible to vote on the proposals. Persons not owning Fund shares as of the close of business on September 7, 2001 are not eligible to vote and should review the proposals for informational purposes only.

The following proposals pertaining to the Fund are being submitted for shareholder approval:

Election of Directors

For the election of Directors of the Company at the shareholder meeting, the Board has approved the nomination of Mary G. F. Bitterman, Jack S. Euphrat, R. Greg Feltus, W. Rodney Hughes, Lee T. Kranefuss, Richard K. Lyons and Leo Soong each to serve as Director until he or she resigns, retires or his or her successor is elected and qualified. Messrs. Euphrat, Feltus, Hughes and Soong are currently serving as Directors of the Company. Each has agreed to stand for reelection. Ms. Bitterman, Mr. Kranefuss and Mr. Lyons are being proposed for election as new Directors to fill existing vacancies, and are not presently serving as a Directors. The election of Ms. Bitterman and Messrs. Kranefuss and Lyons would expand the size of the Board from four to seven members.

Amending the Fund’s Fundamental Investment Policies And Converting Certain Others To Non-Fundamental Investment Policies

The Investment Company Act of 1940 (the "1940 Act") requires investment companies (such as the Company) to adopt certain specific investment policies or restrictions that can be changed only by shareholder vote. An investment company may also elect to designate other policies or restrictions that may be changed only by shareholder vote. Both types of policies and restrictions are often referred to as "fundamental policies."

The Board has authorized the submission to the Fund’s shareholders for their approval, and recommend that shareholders approve the amendment and/or reclassification of the Fund’s fundamental investment policies. The proposed amendments would: (i) simplify, streamline, and create more flexibility, as well as standardize the fundamental policies that are required to be stated under the 1940 Act; and (ii) reclassify as non-fundamental operating policies those fundamental policies that are not required to be fundamental under the 1940 Act. Although the proposed changes in the fundamental policies will allow the Fund greater flexibility to respond to future investment opportunities, the Board does not anticipate that the changes, individually or in the aggregate, will result in a material change in the level of investment risk associated with investment in the Fund or the manner in which the Fund is managed.

Redomiciling the Company as a Delaware Business Trust and Thereafter Dissolving the Maryland Corporation

The Board has approved a plan to redomicile the Company from a Maryland Corporation to a Delaware business trust, subject to approval by the Funds’ shareholders. The purpose of the redomiciling is to provide increased flexibility in the business structure of the Company. The Board believes that the Delaware business trust organizational form offers a number of advantages over the Maryland corporate organizational form. Assuming shareholders approve this proposal, the Company currently contemplates that the Company will redomicile by the end of December 2001.

BARCLAYS GLOBAL INVESTORS FUNDS, INC.

INSTITUTIONAL MONEY MARKET FUND

Distributor Shares and Institutional Shares

Supplement dated October 22, 2001
to the Statement of Additional Information dated May 1, 2001

The following information supplements and should be read in conjunction with the Statement of Additional Information for the Distributor Shares and Institutional Shares of the Institutional Money Market Fund (the "Fund").

On August 21, 2001, the Board of Directors (the "Board") of Barclays Global Investors Funds, Inc. (the "Company") approved the proposals summarized below, subject to approval by the Fund’s shareholders at an annual meeting of shareholders scheduled to be held on November 16, 2001. Persons owning Fund shares as of the close of business on September 7, 2001 are eligible to vote on the proposals. Persons not owning Fund shares as of the close of business on September 7, 2001 are not eligible to vote and should review the proposals for informational purposes only.

The following proposals pertaining to the Fund are being submitted for shareholder approval:

Election of Directors

For the election of Directors of the Company at the shareholder meeting, the Board has approved the nomination of Mary G. F. Bitterman, Jack S. Euphrat, R. Greg Feltus, W. Rodney Hughes, Lee T. Kranefuss, Richard K. Lyons and Leo Soong each to serve as Director until he or she resigns, retires or his or her successor is elected and qualified. Messrs. Euphrat, Feltus, Hughes and Soong are currently serving as Directors of the Company. Each has agreed to stand for reelection. Ms. Bitterman, Mr. Kranefuss and Mr. Lyons are being proposed for election as new Directors to fill existing vacancies, and are not presently serving as a Directors. The election of Ms. Bitterman and Messrs. Kranefuss and Lyons would expand the size of the Board from four to seven members.

Amending the Fund’s Fundamental Investment Policies And Converting Certain Others To Non-Fundamental Investment Policies

The Investment Company Act of 1940 (the "1940 Act") requires investment companies (such as the Company) to adopt certain specific investment policies or restrictions that can be changed only by shareholder vote. An investment company may also elect to designate other policies or restrictions that may be changed only by shareholder vote. Both types of policies and restrictions are often referred to as "fundamental policies."

The Board has authorized the submission to the Fund’s shareholders for their approval, and recommend that shareholders approve the amendment and/or reclassification of the Fund’s fundamental investment policies. The proposed amendments would: (i) simplify, streamline, and create more flexibility, as well as standardize the fundamental policies that are required to be stated under the 1940 Act; and (ii) reclassify as non-fundamental operating policies those fundamental policies that are not required to be fundamental under the 1940 Act. Although the proposed changes in the fundamental policies will allow the Fund greater flexibility to respond to future investment opportunities, the Board does not anticipate that the changes, individually or in the aggregate, will result in a material change in the level of investment risk associated with investment in the Fund or the manner in which the Fund is managed.

Redomiciling the Company as a Delaware Business Trust and Thereafter Dissolving the Maryland Corporation

The Board has approved a plan to redomicile the Company from a Maryland Corporation to a Delaware business trust, subject to approval by the Funds’ shareholders. The purpose of the redomiciling is to provide increased flexibility in the business structure of the Company. The Board believes that the Delaware business trust organizational form offers a number of advantages over the Maryland corporate organizational form. Assuming shareholders approve this proposal, the Company currently contemplates that the Company will redomicile by the end of December 2001.

BARCLAYS GLOBAL INVESTORS FUNDS, INC.

LIFEPATH INCOME PORTFOLIO
LIFEPATH 2010 PORTFOLIO
LIFEPATH 2020 PORTFOLIO
LIFEPATH 2030 PORTFOLIO
LIFEPATH 2040 PORTFOLIO

Class I and Class R Shares

Supplement dated October 22, 2001
to the Statement of Additional Information dated July 1, 2001

The following information supplements and should be read in conjunction with the Statement of Additional Information for the Class I and Class R Shares of the portfolios listed above (each, a "Portfolio" and collectively, the "Portfolios").

On August 21, 2001, the Board of Directors (the "Board") of Barclays Global Investors Funds, Inc. (the "Company") approved the proposals summarized below, subject to approval by the Portfolios’ shareholders at an annual meeting of shareholders scheduled to be held on November 16, 2001. Persons owning Portfolio shares as of the close of business on September 7, 2001 are eligible to vote on the proposals. Persons not owning Portfolio shares as of the close of business on September 7, 2001 are not eligible to vote and should review the proposals for informational purposes only.

The following proposals pertaining to the Portfolios are being submitted for shareholder approval:

Election of Directors

For the election of Directors of the Company at the shareholder meeting, the Board has approved the nomination of Mary G. F. Bitterman, Jack S. Euphrat, R. Greg Feltus, W. Rodney Hughes, Lee T. Kranefuss, Richard K. Lyons and Leo Soong each to serve as Director until he or she resigns, retires or his or her successor is elected and qualified. Messrs. Euphrat, Feltus, Hughes and Soong are currently serving as Directors of the Company. Each has agreed to stand for reelection. Ms. Bitterman, Mr. Kranefuss and Mr. Lyons are being proposed for election as new Directors to fill existing vacancies, and are not presently serving as a Directors. The election of Ms. Bitterman and Messrs. Kranefuss and Lyons would expand the size of the Board from four to seven members.

Amending the Portfolios’ Fundamental Investment Policies And Converting Certain Others To Non-Fundamental Investment Policies

The Investment Company Act of 1940 (the "1940 Act") requires investment companies (such as the Company) to adopt certain specific investment policies or restrictions that can be changed only by shareholder vote. An investment company may also elect to designate other policies or restrictions that may be changed only by shareholder vote. Both types of policies and restrictions are often referred to as "fundamental policies."

The Board has authorized the submission to the Portfolios’ shareholders for their approval, and recommend that shareholders approve the amendment and/or reclassification of each Portfolio’s fundamental investment policies. The proposed amendments would: (i) simplify, streamline, and create more flexibility, as well as standardize the fundamental policies that are required to be stated under the 1940 Act; and (ii) reclassify as non-fundamental operating policies those fundamental policies that are not required to be fundamental under the 1940 Act. Although the proposed changes in the fundamental policies will allow the Portfolios greater flexibility to respond to future investment opportunities, the Board does not anticipate that the changes, individually or in the aggregate, will result in a material change in the level of investment risk associated with investment in the Portfolios or the manner in which the Portfolios are managed.

Redomiciling the Company as a Delaware Business Trust and Thereafter Dissolving the Maryland Corporation

The Board has approved a plan to redomicile the Company from a Maryland Corporation to a Delaware business trust, subject to approval by the Portfolios’ shareholders. The purpose of the redomiciling is to provide increased flexibility in the business structure of the Company. The Board believes that the Delaware business trust organizational form offers a number of advantages over the Maryland corporate organizational form. Assuming shareholders approve this proposal, the Company currently contemplates that the Company will redomicile by the end of December 2001.